Supplement Dated February 27, 2007 to the Prospectus Dated August 14, 2006

Hartford Life Insurance Company Separate Account Three:

The Director M	File No. 333-119414
Director M Platinum	File No. 333-119414
AmSouth Variable Annuity M	File No. 333-119414
The Director M Select	File No. 333-119414
The Huntington Director M	File No. 333-119414
Fifth Third Director M	File No. 333-119414
Wells Fargo Director M	File No. 333-119414
Classic Director M	File No. 333-119414
Director M Ultra	File No. 333-119414
Director M Access	File No. 333-119419
The Director M Edge	File No. 333-119415
The Director M Plus	File No. 333-119422
AmSouth Variable Annuity M Plus	File No. 333-119422
The Director M Select Plus	File No. 333-119422
The Director M Outlook	File No. 333-119417
Director M Platinum Outlook	File No. 333-119417
AmSouth Variable Annuity M Outlook	File No. 333-119417
The Director M Select Outlook	File No. 333-119417
Huntington Director M Outlook	File No. 333-119417
Wells Fargo Director M Outlook	File No. 333-119417
Classic Director M Outlook	File No. 333-119417

Hartford Life and Annuity Insurance Company Separate Account Three:

The Director M	File No. 333-119418
Wells Fargo Director M	File No. 333-119418
Director M Access	File No. 333-119423
The Director M Edge	File No. 333-119420
The Director M Plus	File No. 333-119416
The Director M Outlook	File No. 333-119421
Wells Fargo Director M Outlook	File No. 333-119421

Supplement Dated February 27, 2007 to the Prospectus Dated November 15, 2006

Hartford Life Insurance Company Separate Account Three:

Director M Horizon	File No. 333-136543

Hartford Life and Annuity Insurance Company Separate Account Three:

Director M Horizon	File No. 333-136545

Supplement Dated February 27, 2007 to your Prospectus

Effective March 30, 2007, the fund expense information for Hartford Focus HLS Fund in the Annual Fund Operating Expense table and its corresponding footnote are deleted and replaced with the following:

	Management Fees	12b-1 Distribution and/or Servicing Fees	Other Expenses	Total Annual Fund Operating Expenses (before Contractual Fee Waivers or Expense Reimbursements)	Contractual Fee Waivers or Expense Reimbursements	Total Annual Fund Operating Expenses
Hartford Focus HLS Fund – Class IA (6)	0.80%	N/A	0.07%	0.87%	N/A	0.87%

(6)           Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this Fund.  Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.

This supplement should be retained with the prospectus for future reference.